Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jan. 15, 2019	Jan. 31, 2019
Subsequent Event [Line Items]
Rent expense		$ 3,511
Mayne Pharma Ventures Pty LTD [Member]
Subsequent Event [Line Items]
Stock issued as a dividened	362,121